Leases (Details) - Schedule of Company’s Operating Lease LiabilitiesRrecorded on the Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
Remainder of 2024	$ 64,320
2025	92,862	$ 84,420
2026	49,056	92,862
Total undiscounted lease payments	206,238	226,338
Less: imputed interest	(11,129)	(13,631)
Total lease liabilities	$ 195,109	$ 212,707